JPMorgan Equity Premium Income ETF
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 84.6%
Aerospace & Defense — 1.4%
General Dynamics Corp.	359,864	79,519,148
RTX Corp.	2,233,271	160,728,514
Textron, Inc.	2,024,967	158,230,921
		398,478,583
Air Freight & Logistics — 1.6%
FedEx Corp.	477,710	126,554,933
United Parcel Service, Inc., Class B	2,201,467	343,142,661
		469,697,594
Banks — 0.6%
US Bancorp	4,932,271	163,060,879
Beverages — 3.0%
Coca-Cola Co. (The)	6,688,948	374,447,309
Constellation Brands, Inc., Class A	139,544	35,071,594
Monster Beverage Corp. *	1,696,387	89,823,692
PepsiCo, Inc.	2,217,960	375,811,142
		875,153,737
Biotechnology — 3.7%
AbbVie, Inc.	2,898,657	432,073,812
Biogen, Inc. *	130,783	33,612,539
Regeneron Pharmaceuticals, Inc. *	351,085	288,928,912
Vertex Pharmaceuticals, Inc. *	992,480	345,124,995
		1,099,740,258
Broadline Retail — 1.6%
Amazon.com, Inc. *	3,666,065	466,030,183
Building Products — 1.4%
Trane Technologies plc	2,082,801	422,621,151
Capital Markets — 2.6%
CME Group, Inc.	2,026,187	405,683,161
Intercontinental Exchange, Inc.	1,245,000	136,974,900
Raymond James Financial, Inc.	230,442	23,143,290
S&P Global, Inc.	510,004	186,360,562
		752,161,913
Chemicals — 3.2%
Air Products and Chemicals, Inc.	1,345,931	381,436,846
Dow, Inc.	1,896,050	97,760,338
Linde plc	1,000,343	372,477,716
LyondellBasell Industries NV, Class A	977,379	92,557,791
		944,232,691
Communications Equipment — 0.2%
Motorola Solutions, Inc.	188,312	51,266,059
Consumer Finance — 0.6%
American Express Co.	1,146,074	170,982,780

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	678,399	383,268,299
Walmart, Inc.	1,523,632	243,674,466
		626,942,765
Electric Utilities — 1.7%
NextEra Energy, Inc.	4,021,643	230,399,927
PG&E Corp. *	5,036,721	81,242,310
Southern Co. (The)	1,797,932	116,362,159
Xcel Energy, Inc.	1,122,718	64,241,924
		492,246,320
Electrical Equipment — 1.3%
Eaton Corp. plc	1,747,244	372,652,200
Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies, Inc. *	1,211,439	160,285,494
Entertainment — 0.1%
Netflix, Inc. *	73,366	27,703,002
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	595,925	208,752,527
FleetCor Technologies, Inc. *	796,540	203,388,524
Jack Henry & Associates, Inc.	1,435,629	216,980,967
Mastercard, Inc., Class A	1,144,508	453,122,162
Visa, Inc., Class A (a)	1,790,356	411,799,784
		1,494,043,964
Food Products — 2.4%
Hershey Co. (The)	1,709,267	341,990,142
Mondelez International, Inc., Class A	5,408,378	375,341,433
		717,331,575
Ground Transportation — 2.5%
CSX Corp.	4,985,594	153,307,016
Norfolk Southern Corp.	939,773	185,069,497
Old Dominion Freight Line, Inc.	694,988	284,347,390
Union Pacific Corp.	543,202	110,612,223
		733,336,126
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	1,102,793	106,805,502
Becton Dickinson & Co.	97,466	25,197,885
Boston Scientific Corp. *	1,837,195	97,003,896
		229,007,283
Health Care Providers & Services — 2.6%
Centene Corp. *	947,101	65,236,317
Elevance Health, Inc.	323,622	140,911,491
Humana, Inc.	321,664	156,495,969
UnitedHealth Group, Inc.	815,205	411,018,209
		773,661,986

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc. *	66,924	206,390,270
Chipotle Mexican Grill, Inc. *	169,223	309,987,768
McDonald's Corp.	91,926	24,216,985
Yum! Brands, Inc.	3,026,604	378,143,904
		918,738,927
Household Products — 3.0%
Church & Dwight Co., Inc.	1,550,313	142,055,180
Colgate-Palmolive Co.	4,161,224	295,904,639
Kimberly-Clark Corp.	1,626,864	196,606,514
Procter & Gamble Co. (The)	1,755,546	256,063,940
		890,630,273
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	2,040,867	377,029,770
Industrial REITs — 0.7%
Prologis, Inc.	1,752,024	196,594,613
Insurance — 3.1%
Chubb Ltd.	418,055	87,030,690
Globe Life, Inc.	276,978	30,115,818
Progressive Corp. (The)	3,210,169	447,176,541
Travelers Cos., Inc. (The)	2,045,561	334,060,567
		898,383,616
Interactive Media & Services — 2.5%
Alphabet, Inc., Class A *	2,747,699	359,563,891
Meta Platforms, Inc., Class A *	1,211,616	363,739,240
		723,303,131
IT Services — 2.5%
Accenture plc, Class A	1,378,179	423,252,553
Cognizant Technology Solutions Corp., Class A	3,875,132	262,501,441
VeriSign, Inc. *	266,834	54,041,890
		739,795,884
Life Sciences Tools & Services — 1.3%
Danaher Corp.	688,267	170,759,042
Thermo Fisher Scientific, Inc.	436,275	220,829,317
		391,588,359
Machinery — 2.1%
Deere & Co.	478,746	180,669,165
Dover Corp.	1,603,012	223,636,204
Otis Worldwide Corp.	2,616,180	210,105,416
		614,410,785
Media — 1.8%
Charter Communications, Inc., Class A *	205,097	90,205,762
Comcast Corp., Class A	9,695,841	429,913,590
		520,119,352

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — 2.3%
Ameren Corp.	1,730,369	129,483,512
CMS Energy Corp.	2,168,336	115,160,325
Dominion Energy, Inc.	1,449,066	64,729,778
Public Service Enterprise Group, Inc.	6,342,725	360,964,480
		670,338,095
Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	768,792	129,633,707
ConocoPhillips	2,355,417	282,178,956
EOG Resources, Inc.	1,681,572	213,156,067
Exxon Mobil Corp.	1,115,589	131,170,955
		756,139,685
Personal Care Products — 0.2%
Kenvue, Inc.	2,436,999	48,934,940
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	5,904,109	342,674,486
Eli Lilly & Co.	699,803	375,885,186
Johnson & Johnson	861,859	134,234,539
Merck & Co., Inc.	1,559,843	160,585,837
		1,013,380,048
Residential REITs — 0.6%
Sun Communities, Inc.	802,065	94,916,372
UDR, Inc.	1,948,026	69,486,088
		164,402,460
Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	1,751,692	306,703,752
ASML Holding NV (Registered), NYRS (Netherlands)	270,401	159,174,253
NXP Semiconductors NV (China)	1,780,561	355,969,755
Texas Instruments, Inc.	2,208,703	351,205,864
		1,173,053,624
Software — 5.9%
Adobe, Inc. *	894,628	456,170,817
Cadence Design Systems, Inc. *	571,667	133,941,578
Intuit, Inc.	828,962	423,549,844
Microsoft Corp.	1,432,730	452,384,498
ServiceNow, Inc. *	258,950	144,742,692
Synopsys, Inc. *	272,551	125,092,733
		1,735,882,162
Specialized REITs — 1.7%
American Tower Corp.	153,071	25,172,526
Equinix, Inc.	338,594	245,907,278
SBA Communications Corp.	1,128,444	225,880,636
		496,960,440
Specialty Retail — 2.5%
AutoZone, Inc. *	83,212	211,357,648

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Best Buy Co., Inc.	490,578	34,080,454
Lowe's Cos., Inc.	1,796,065	373,294,150
O'Reilly Automotive, Inc. *	83,355	75,758,025
TJX Cos., Inc. (The)	466,031	41,420,835
		735,911,112
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	300,713	51,485,073
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	613,791	58,690,695
Tobacco — 0.4%
Altria Group, Inc.	1,011,060	42,515,073
Philip Morris International, Inc.	821,034	76,011,328
		118,526,401
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	180,058	25,217,123
Total Common Stocks (Cost $23,814,257,196)		24,760,153,111
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 13.8%
Barclays Bank PLC, ELN, 40.20%, 10/11/2023, (linked to S&P 500 Index) (United Kingdom) (b)	59,898	260,240,038
Barclays Bank PLC, ELN, 43.25%, 10/10/2023, (linked to S&P 500 Index) (United Kingdom) (b)	59,802	259,705,135
Barclays Bank PLC, ELN, 43.30%, 10/20/2023, (linked to S&P 500 Index) (United Kingdom) (b)	61,633	270,766,096
BNP Paribas, ELN, 38.02%, 10/24/2023, (linked to S&P 500 Index) (b)	61,042	268,590,294
BNP Paribas, ELN, 41.88%, 10/27/2023, (linked to S&P 500 Index) (b)	63,007	278,119,199
BNP Paribas, ELN, 46.28%, 10/16/2023, (linked to S&P 500 Index) (b)	61,584	269,712,055
BNP Paribas, ELN, 54.40%, 10/31/2023, (linked to S&P 500 Index) (b)	64,665	282,597,043
BofA Finance LLC, ELN, 42.80%, 10/6/2023, (linked to the S&P 500 Index) (b)	60,032	259,515,935
Bofa Finance LLC, ELN, 44.12%, 10/30/2023, (linked to the S&P 500 Index) (b)	63,605	280,704,766
BofA Finance LLC, ELN, 61.63%, 11/3/2023, (linked to the S&P 500 Index) (b)	63,647	273,866,040
Morgan Stanley & Co. LLC, ELN, 54.17%, 11/7/2023, (linked to S&P 500 Index) (b)	62,097	267,427,561
Morgan Stanley Finance LLC, ELN, 41.14%, 10/13/2023, (linked to S&P 500 Index) (b)	61,154	266,347,074
Royal Bank of Canada, ELN, 41.65%, 10/23/2023, (linked to S&P 500 Index) (Canada) (b)	61,556	271,055,690
Royal Bank of Canada, ELN, 48.12%, 10/17/2023, (linked to S&P 500 Index) (Canada) (b)	61,782	271,191,471
Royal Bank of Canada, ELN, 61.81%, 11/6/2023, (linked to S&P 500 Index) (Canada) (b)	63,633	273,687,442
Total Equity-Linked Notes (Cost $4,110,996,794)		4,053,525,839
	SHARES
Short-Term Investments — 2.6%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d) (Cost $367,374,590)	367,374,590	367,374,590
Investment of Cash Collateral from Securities Loaned — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (c) (d)	343,931,714	344,000,500

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)	39,582,473	39,582,473
Total Investment of Cash Collateral from Securities Loaned (Cost $383,579,174)		383,582,973
Total Short-Term Investments (Cost $750,953,764)		750,957,563
Total Investments — 101.0% (Cost $28,676,207,754)		29,564,636,513
Liabilities in Excess of Other Assets — (1.0)%		(284,103,338)
NET ASSETS — 100.0%		29,280,533,175

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $373,368,793.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$24,760,153,111	$—	$—	$24,760,153,111
Equity Linked Notes	—	4,053,525,839	—	4,053,525,839

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$367,374,590	$—	$—	$367,374,590
Investment of Cash Collateral from Securities Loaned	383,582,973	—	—	383,582,973
Total Short-Term Investments	750,957,563	—	—	750,957,563
Total Investments in Securities	$25,511,110,674	$4,053,525,839	$—	$29,564,636,513
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$334,966,807	$303,000,000	$294,000,000	$12,299	$21,394	$344,000,500	343,931,714	$5,352,360	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	47,208,090	196,071,711	203,697,328	—	—	39,582,473	39,582,473	614,206	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	224,743,189	1,294,740,254	1,152,108,853	—	—	367,374,590	367,374,590	3,094,775	—
Total	$606,918,086	$1,793,811,965	$1,649,806,181	$12,299	$21,394	$750,957,563		$9,061,341	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.